Principal activities and organization	12 Months Ended
Dec. 31, 2016
Principal activities and organization
Principal activities and organization
1.	Principal activities and organization

Bitauto Holdings Limited (the “Company”) is a limited liability company incorporated and domiciled in the Cayman Islands. The registered office is located at Scotia Centre, George Town, Grand Cayman, Cayman Islands.

The Company does not conduct any substantial operations of its own, but conducts most of its business through its operating subsidiaries, variable interest entities (“VIEs”) and subsidiaries of VIEs established in the People’s Republic of China (the “PRC”). The Company owns the equity interest  of its operating subsidiaries, VIEs and subsidiaries of VIEs through its wholly owned subsidiary, Bitauto Hong Kong Limited (“Bitauto HK”). Bitauto HK’s principal activities are the provision of investing, administrative and consulting services to its subsidiaries. The Company, its subsidiaries, VIEs and subsidiaries of VIEs are collectively referred to as the “Group”.

The Group is principally engaged in the provision of internet content and marketing services, and transaction services in the automobile industry, including advertising services, subscription services, transaction services and one-stop digital marketing solution services in the PRC.

As of December 31, 2016, the Company’s principal subsidiaries, VIEs and subsidiaries of VIEs are as follows:

Name	Date of incorporation or acquisition	Place of operations	% equity interest
Subsidiaries
Bitauto Hong Kong Limited	April 27, 2010	Hong Kong	100
Yixin Capital Limited (“Yixin”)	November 19, 2014	Cayman Islands	100
Yixin Capital Hong Kong Limited	November 27, 2014	Hong Kong	100
Beijing Bitauto Internet Information Company Limited	January 20, 2006	PRC	100
Xinche Investment (Shanghai) Company Limited	January 16, 2015	PRC	100
Shanghai Yixin Financing Leasing Company Limited	August 12, 2014	PRC	100
Shanghai Techuang Advertising Company Limited	January 29, 2015	PRC	100
Bitauto (Xi’an) Information Technology Company Limited	January 22, 2014	PRC	100
KKC Holdings Limited (“KKC”)	November 10, 2016	Cayman Islands	49.7
KKC Holdings Limited	November 10, 2016	Hong Kong	49.7
Beijing Kankanche Science & Technology Limited	November 10, 2016	PRC	49.7

VIEs and subsidiaries of VIEs
Beijing C&I Advertising Company Limited	December 30, 2002	PRC	100
Beijing Bitauto Information Technology Company Limited	November 30, 2005	PRC	100
Beijing Easy Auto Media Company Limited	March 7, 2008	PRC	100
Beijing Chehui Interactive Advertising Company Limited	February 10, 2006	PRC	100
Beijing Bitauto Interactive Advertising Company Limited	December 12, 2007	PRC	100
Beijing You Jie Information Company Limited	July 11, 2008	PRC	100
Beijing Xinbao Information Technology Company Limited	February 2, 2008	PRC	100
Bitauto (Tianjin) Commerce Company Limited	May 16, 2014	PRC	100
Beijing Bit EP Information Technology Company Limited (“Bit EP”)	June 3, 2011	PRC	100
Beijing Runlin Automobile and Technology Company Limited (“Beijing Runlin”)	October 1, 2014	PRC	51
Target Net (Beijing) Technology Company Limited (“Target Net”)	July 24, 2014	PRC	51
Beijing New Line Advertising Company Limited	June 8, 2006	PRC	100
Beijing BitOne Technology Company Limited	August 13, 2010	PRC	100
Beijing Yixin Information Technology Company Limited	January 9, 2015	PRC	100
Beijing Kankanche Information Technology Limited	November 10, 2016	PRC	49.7

Variable interest entities

To comply with the PRC laws and regulations that restrict foreign ownership of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and engages in such restricted businesses in the PRC through certain PRC domestic companies, whose equity interest are held by certain management members of the Company (“nominee shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of contractual agreements with these PRC domestic companies and their respective nominee shareholders. These contractual agreements include loan agreements, irrevocable power of attorney, share pledge agreements, exclusive business cooperation agreements and exclusive option agreements. Through these contractual agreements, the Company is entitled to receive a majority of residual returns and is obligated to absorb a majority of the risk of losses of these PRC domestic companies. Based on these contractual agreements, management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the primary beneficiary. As such, the Group consolidated financial results of VIEs and subsidiaries of VIEs in the Group’s consolidated financial statements.

The summary of these contractual agreements are further described as below.

Loan Agreements

Pursuant to the relevant loan agreements, the relevant PRC subsidiaries provided interest-free loans to the respective nominee shareholders of the VIEs. The purpose of the loans is to provide capital and/or registered capital to VIEs in order to develop their businesses. The loan agreements have indefinite terms or certain terms that could be extended upon mutual written consent of the parties.

Irrevocable Power of Attorney

Each nominee shareholder of the VIEs executed an irrevocable power of attorney, appointing the relevant PRC subsidiaries or a person designated by such PRC subsidiaries as his or her attorney-in-fact to attend shareholders' meetings of the respective VIEs, exercise all the shareholder's voting rights, including but not limited to the sale, transfer, pledge or disposition of the shareholder's equity interest in the VIEs, and designate or appoint legal representatives, directors and officers of the relevant VIEs. Each power of attorney remains valid and irrevocable from the date of execution so long as the person remains as the nominee shareholder of the respective VIEs.

Share Pledge Agreements

Pursuant to the share pledge agreements, the nominee shareholders of the VIEs have pledged all of their equity interest in the relevant VIEs to the relevant PRC subsidiaries as collateral for all of the VIEs’ and nominee shareholders’ payments due to the relevant PRC subsidiaries and to secure their obligations under applicable contractual agreements. Each pledge of shares or equity interest is effective on the date when it is registered with the local administration for industry and commerce and remains effective until all payments due under the relevant exclusive business cooperation agreement or all the obligations under the relevant contractual agreements have been fulfilled by the relevant VIEs. During the term of a pledge, the relevant PRC subsidiaries, the pledgees, may dispose of the pledge if the VIE defaults under the exclusive business cooperation agreement. Each of the relevant PRC subsidiaries also has the right to collect dividends generated by the shares or equity interest pursuant to these pledge agreements. In addition, each nominee shareholder of the relevant VIEs agrees not to transfer or create any new encumbrance adverse to the relevant PRC subsidiaries on the shareholder's equity interest in such VIEs without prior written consent of the relevant PRC subsidiaries.

Exclusive Business Cooperation Agreement

The relevant PRC subsidiaries and relevant VIEs entered into exclusive business cooperation agreements under which the relevant PRC subsidiaries provide the relevant VIEs, on an exclusive basis, with technical, consulting and other services in relation to the respective VIEs’ business. The VIEs shall pay service fees to the relevant PRC subsidiaries determined based on several metrics including the type, value and market price of the services provided by the relevant PRC subsidiaries and the operating conditions of the relevant VIEs. During the terms of the agreements, the relevant VIEs have agreed not to accept any consultation and/or services provided by any third party without the relevant PRC subsidiaries' prior written consent. The agreements have certain terms that could be extended upon the relevant PRC subsidiaries’ prior written consent, or remain effective unless the relevant PRC subsidiaries terminate them in writing or either the relevant PRC subsidiaries or the relevant VIEs fail to obtain the government's approval for the renewal of the relevant business license.

Exclusive Option Agreements

Pursuant to these exclusive option agreements, each of the nominee shareholders of the VIEs irrevocably granted the relevant PRC subsidiaries an exclusive right to purchase, or designate one or more persons to purchase, the equity interest in the relevant VIEs then held by such nominee shareholder of the respective VIEs. The relevant PRC subsidiaries or their designees may purchase such equity interest at any time, once or at multiple times, in part or in whole at their own sole and absolute discretion to the extent permitted by the PRC laws. The agreements have certain terms that could be extended at the relevant PRC subsidiaries’ discretion, or remain effective until all the equity interest held by the nominee shareholders of the VIEs have been transferred or assigned to the relevant PRC subsidiaries or any other persons designated by them.

Risks in relations to the VIE structure

Based on the advice of the Company’s PRC legal counsel, the ownership structure and contractual agreement of the VIEs and subsidiaries in the PRC do not violate any existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the VIEs do not violate any existing PRC laws and regulations;(ii) the contractual agreement with VIEs and their nominee shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect;(iii) the Group’s business operation are in compliance with existing PRC laws and regulations in all material respects.

However, there are uncertainties regarding the interpretation and application of current and future PRC laws and regulations, and the PRC government may in the future take a view that is contrary to the above opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their nominee shareholders were found to be in violation of any existing or future PRC laws or regulations, the Group may be subject to penalties, which may include but not to be limited to, revocation of the Group’s business and operating licenses, being required to discontinue or restrict the Group’s operations, or being required to restructure the Group’s ownership structure or operations. These penalties may result in a material and adverse effect on the Group’s ability to conduct its operations. In such cases, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following financial information of the VIEs and subsidiaries of VIEs in the PRC was included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2015	2016
	RMB	RMB

Total assets	5,166,431	6,037,614
Total liabilities	3,593,119	4,338,170

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB

Revenue	2,608,665	4,153,558	4,389,398
Net income	488,954	217,858	126,673

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB

Net cash provided by operating activities	403,996	110,226	603,227
Net cash used in investing activities	(207,161)	(301,659)	(415,610)
Net cash provided by financing activities	-	641,084	39,107

As of December 31, 2015 and 2016, the total assets of the Group’s VIEs and subsidiaries of VIEs were mainly consisting of cash and cash equivalents, accounts receivable, net, prepayments and other receivables, investment in equity investees, property, plant and equipment, net, and intangible assets, net. As of December 31, 2015 and 2016, the total liabilities of the VIEs and subsidiaries of VIEs were mainly consisting of accounts payable, other payables and accruals. These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

In accordance with contractual agreements, the Company has the power to direct activities of the VIEs and subsidiaries of VIEs and can have assets transferred out of the VIEs and subsidiaries of VIEs. Therefore, the Company considers that there is no asset in any of the consolidated VIEs and subsidiaries of VIEs that can be used only to settle obligations of these entities, except for registered capital and PRC statutory reserves. Creditors of the VIEs and subsidiaries of VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs and subsidiaries of VIEs.

Currently, there is no contractual arrangement that requires the Company to provide any additional financial support to VIEs and subsidiaries of VIEs. As the Company conducts its business primarily based on the licenses and approvals held by its VIEs and subsidiaries of VIEs, the Company may provide additional financial support on a discretionary basis in the future.